Tax Payables - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Tax Payable [Line Items]
Percentage of value added taxes on revenue from services	6.00%
Minimum
Tax Payable [Line Items]
Percentage of value added taxes on sales revenue from products	9.00%
Maximum
Tax Payable [Line Items]
Percentage of value added taxes on sales revenue from products	13.00%